Advanced Series Trust

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

May 12, 2008

United States Securities and Exchange Commission

100 F St., NE

Washington, DC 20549

Re:                               Definitive Proxy Materials for
AST Balanced Asset Allocation Portfolio of Advanced Series Trust

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Trust or the Registrant), pursuant to Regulation 14A under the Securities Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the SEC) is a definitive proxy statement on Schedule 14A (the Proxy Statement) to be sent to shareholders of record of the AST Balanced Asset Allocation Portfolio.  The Proxy Statement was filed with the SEC in preliminary form on April 25, 2008.  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Proxy Statement.

Shareholders of record as of April 21, 2008 of the Balanced Portfolio will be requested to consider and act upon the following proposals at a special meeting (the Meeting) and to transact such other business as may properly come before the Meeting to be held June 23, 2008 or any adjournment thereof:

1. To approve an increase in the investment management fee rate paid to PI and AST by the Balanced Portfolio in connection with the implementation of a new investment strategy for the Portfolio.

2. To approve a subadvisory agreement among the Co-Managers and each Affiliated Subadviser.

3. To approve a revision to the Balanced Portfolio’s fundamental investment restriction relating to borrowing in order to permit the Portfolio to borrow money to the extent permitted by the 1940 Act.

This letter is intended to respond to telephone comments given by Ms. Sally Samuel of the SEC staff  (the Staff) to the undersigned on May 5, 2008.  The Staff’s comments and Registrant’s responses are set forth below.

1.            Comment:  Please confirm that the Trust has no principal underwriter or distributor.

Response:  The Trust currently sells its shares only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies. The Trust has no principal underwriter or distributor.

2.            Comment:  Please provide the number of outstanding shares for the Balanced Portfolio as of the Record Date.

Response:  The Proxy Statement already includes the requested disclosure.

3.            Comment:  Please explain the potential benefits of the Portfolio Repositioning.

Response:  Disclosure has been added to the Proxy Statement in several places to the effect that the Co-Managers believe that the Portfolio Repositioning will provide Portfolio shareholders with increased investment diversification by providing exposure to both traditional and alternative asset classes and investment strategies.

4.            Comment:  In the “Introduction—Required Vote” section, please summarize the “echo voting” procedures that will be used by the Participating Insurance Companies and include a cross-reference to the information appearing in the Proxy Statement under the caption “Voting Information.”

Response:  The requested disclosure has been added to the Proxy Statement.

6.            Comment: Please include a description of the risks relating to debt obligations backed by “subprime” mortgages.

Response:  The Proxy Statement already includes the requested disclosure.

7.            Comment: In the relevant tables relating to the principal executive officers of the Co-Managers and the Affiliated Subadvisers, please include disclosure relating to any directors of the Co-Managers and the Affiliated Subadvisers.

Response:  The requested disclosure has been added to the Proxy Statement.

8.            Comment: Please include the management or subadvisory fees for any comparable registered investment companies managed or subadvised by the New Subadvisers.

Response:  The requested disclosure has been added to the Proxy Statement.

9.            Comment: Please disclose the fees to be paid to the Solicitor.

Response:  The requested disclosure has been added to the Proxy Statement.

10.          Comment: Please expressly state that the subadvisory fees to be paid by the Co-Managers to an Affiliated Subadviser for new or additional investment advisory services will be at rates determined in the future and subject to Board approval.

Response:  The requested disclosure has been added to the Proxy Statement.

11.          Comment:  Please disclose which entity will pay the Consultant.

Response:  Disclosure has been added to the Proxy Statement to the effect that AST will pay all fees and expenses to the Consultant.

12.          Comment: Please disclose whether the change to the Portfolio’s fundamental investment restriction relating to borrowing will be implemented in the event the required shareholder approval for Proposal No. 3 is received but the required shareholder approvals for Proposal No. 1 and/or Proposal No. 2 are not received.

Response:  The Proxy Statement already includes the requested disclosure.

* * * *

The Registrant hereby acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement, (ii) Staff comments or changes to disclosure in the Proxy Statement in response to Staff comments do not foreclose the SEC from taking any action with respect to the Proxy Statement; and (iii) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

* * * *

If there are any questions with respect to this filing, please call me at 973-367-3161.

Sincerely,

/s/ John P. Schwartz
John P. Schwartz
Assistant Secretary